FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-21131

John Hancock Preferred Income Fund
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  (Exact name of registrant as specified in charter)

601 Congress Street
Boston, Massachusetts 02210-2805
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  (Address of principal executive offices)

Amanda Spring
601 Congress Street
Boston, Massachusetts 02210-2805
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 1-800-225-5291

Date of Fiscal year-end: 6/30/2005

Date of reporting period: 7/1/2004 - 6/30/2005

   Item 1. Proxy Voting Record
   Account Number: 12734000 Preferred Income

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Alliant Energy Corp LNT  018802108  5/19/05  Annual
   1.01   Elect William D. Harvey MGMT YES FOR FOR
   1.02   Elect Singleton B. McAllister MGMT YES FOR FOR
   1.03   Elect Anthony R. Weiler MGMT YES FOR FOR

   Cinergy Corp CIN  172474108  5/5/05  Annual
   1.01   Elect Thomas E. Petry MGMT YES FOR FOR
   1.02   Elect Mary L. Schapiro MGMT YES FOR FOR
   1.03   Elect Phillip R. Sharp MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   Duke Energy Corp DUK  264399106  5/12/05  Annual
   1.01   Elect Roger Agnelli MGMT YES FOR FOR
   1.02   Elect G. Alex Bernhardt Sr. MGMT YES FOR FOR
   1.03   Elect Dennis R. Hendrix MGMT YES FOR FOR
   1.04   Elect A. Max Lennon MGMT YES FOR FOR
   2.00   Repeal classified board MGMT YES FOR FOR
   3.00   Ratify selection of auditors MGMT YES FOR FOR

   El Paso Tennessee Pipeline   283727204  7/16/04  Annual
   1.00   Elect Joe B. Wyatt MGMT YES WHOLD AGNST

   Peoples Energy Corp PGL  711030106  2/25/05  Annual
   1.01   Elect Keith E. Bailey MGMT YES FOR FOR
   1.02   Elect James R. Boris MGMT YES FOR FOR
   1.03   Elect William J. Brodsky MGMT YES FOR FOR
   1.04   Elect Pastora San Juan Cafferty MGMT YES FOR FOR
   1.05   Elect Diana S. Ferguson MGMT YES FOR FOR
   1.06   Elect John W. Higgins MGMT YES FOR FOR
   1.07   Elect Dipak C. Jain MGMT YES FOR FOR
   1.08   Elect Michael E. Lavin MGMT YES FOR FOR
   1.09   Elect Homer J. Livingston Jr. MGMT YES FOR FOR
   1.10   Elect Thomas M. Patrick MGMT YES FOR FOR
   1.11   Elect Richard P. Toft MGMT YES FOR FOR
   1.12   Elect Arthur R. Velasquez MGMT YES FOR FOR
   2.00   Redeem or vote on poison pill SHLDR YES FOR N/A

   Progress Energy Inc PGN  743263105  5/11/05  Annual
   1.01   Elect William O. McCoy MGMT YES FOR FOR
   1.02   Elect John H. Mullin III MGMT YES FOR FOR
   1.03   Elect Carlos A. Saladrigas MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   Scottish Power PLC SPI  81013T705  7/23/04  Annual
   1.00   Approve Financial Statements MGMT YES FOR FOR
   2.00   Approve Remuneration Policy MGMT YES FOR FOR
   3.00   Elect Vicky Bailey MGMT YES AGNST AGNST
   4.00   Elect Philip Carroll MGMT YES AGNST AGNST
   5.00   Elect Judi Johansen MGMT YES AGNST AGNST
   6.00   Elect Simon Lowth MGMT YES AGNST AGNST
   7.00   Elect Nancy A. Wilgenbusch MGMT YES AGNST AGNST
   8.00   Elect D. Euan Baird MGMT YES AGNST AGNST
   9.00   Elect Ian Russell MGMT YES AGNST AGNST
   10.00   Appoint Auditors and Set Their Fees MGMT YES FOR FOR
   11.00   Approve Political Donation MGMT YES ABSTAIN AGNST
   12.00   Issue Stock w/o Preemptive Rights MGMT YES FOR FOR
   13.00   Authorize Share Repurchase MGMT YES FOR FOR
   14.00   End Share Ownership Limit MGMT YES FOR FOR
       Amend Meeting Procedures/Change Date
       Amend Articles--Technical

   Teco Energy Inc TE  872375100  4/27/05  Annual
   1.01   Elect DuBose Ausley MGMT YES FOR FOR
   1.02   Elect James L. Ferman Jr. MGMT YES FOR FOR
   1.03   Elect James O. Welch Jr. MGMT YES FOR FOR
   1.04   Elect Paul L. Whiting MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund
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       (Registrant)

By:     /s/Ismail Gunes
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       (Signature & Title)

Name:   Ismail Gunes
Title:  Vice President

Date:   August 30, 2005